Offerings	Jan. 15, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Units, each unit consisting of (i) one share of Common Stock, par value $0.001 per share, (ii) 1.5 Series C Common Warrants to purchase one share of Common Stock, and (iii) 1.5 Series D Common Warrants to purchase one share of Common Stock
Maximum Aggregate Offering Price	$ 1,725,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 238.22
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Represents only the additional dollar amount of securities being registered and includes the additional dollar amount of securities that the underwriters have the option to purchase to cover over-allotments, if any. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333-292581). Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover an indeterminate number of shares of Common Stock that may be issued and resold resulting from stock splits, stock dividends or similar transactions. Includes the price of additional shares of Common Stock, Series C Common Warrants and Series D Common Warrants that may be issued upon exercise of the over-allotment option granted to the underwriters to cover over-allotments, if any. The proposed maximum aggregate offering price of the Class A Units will be reduced on a dollar-for-dollar basis based on the offering price of any Class B Units issued in the offering, and the proposed maximum aggregate offering price of the Class B Units to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any Class A Units issued in the offering. Accordingly, the proposed maximum aggregate offering price of the additional Class A Units and Class B Units (including the Common Stock issuable upon exercise of the Pre-Funded Warrants contained in the Class B Units) being registered hereby, if any, is $6,900,000. On January 5, 2025, the Registrant paid a registration fee of $4,764.44 and on January 12, 2025, the Registrant paid a registration fee of $0.01 in connection with the previous filings of the Registration Statement. No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class B Units, each unit consisting of (i) one pre-funded warrant to purchase one share of Common Stock, (ii) 1.5 Series C Common Warrants and (iii) 1.5 Series D Common Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock included in the Class A Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Series C Common Warrants included in the Class A and Class B Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Series D Common Warrants included in the Class A and Class B Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants included in the Class B Units
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Common Stock issuable upon exercise of Pre-Funded Warrants, Series C Common Warrants, and Series D Common Warrants
Maximum Aggregate Offering Price	$ 5,175,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 714.67
Offering Note	See Offering Note 1. Each Pre-Funded Warrant is exercisable for one share of Common Stock, and each 1.5 Series C Common Warrant and Series D Common Warrant is exercisable for 1.5 shares of Common Stock. Accordingly, the proposed maximum aggregate offering price of the shares of Common Stock underlying the Pre-Funded Warrants, Series C Common Warrants and Series D Common Warrants $25,875,000.